SUPPLEMENT DATED NOVEMBER 8, 2011
TO THE PROSPECTUS FOR
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE
PRINCIPAL BENEFIT VARIABLE UNIVERSAL LIFE II
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II
PRINCIPAL FLEXIBLE VARIABLE LIFE
PRINCIPAL SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR
PRINCIPAL VARIABLE UNIVERSAL LIFE ACCUMULATOR II
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME II
and
PRINFLEX LIFE
DATED MAY 1, 2011

This supplement updates information in the prospectus dated May 1, 2011, for each of the variable life insurance policies referenced above (the “Policies”), each of which is issued by Principal Life Insurance
Company. This supplement should be read in its entirety and kept together with your prospectus for future reference. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

TABLE OF SEPARATE ACCOUNT DIVISIONS

SmallCap Growth II Division

On or about November 15, 2011, delete the reference to Essex Investment Management Company, LLC being an Investment Advisor.

SmallCap Value I Division

On or about November 15, 2011, delete the reference to Mellon Capital Management Corporation being an Investment Advisor.